Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 63,111	SFr 105,835
of which encumbered	25,445	8,430
Fair value of collateral received with the right to sell or repledge	150,198	74,354
of which sold or repledged	75,819	23,374
Other information
Cash and securities restricted under foreign banking regulations	812	424
Swiss National Bank required minimum liquidity reserves	SFr 2,258	SFr 2,041